INVENTORY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 6. INVENTORY

Inventories at December 31, 2011 were comprised of work in process of $29,000 representing direct labor costs on in-process projects and finished goods of $16,000, net of reserves for obsolete and slow-moving items of $3,000.  Inventories at December 31, 2010 were comprised of work in process of $7,000 representing direct labor costs on in-process projects and finished goods of $5,000, net of reserves for obsolete and slow-moving items of $2,000.   Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value and required reserve levels.